UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

 (Exact name of registrant as specified in charter)

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

1233 Haddonfield – Berlin Road, Suite #7

Voorhees,  NJ 08043

(Address of principal executive offices)(Zip code)

Peter C. Zeuli

Philadelphia Investment Partners, LLC

1233 Haddonfield – Berlin Road, Suite #7

Voorhees,  NJ 08043

 (Name and address of agent for service)

Registrant's telephone number, including area code: (856) 210-6779

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

Ticker: PIPGX

SEMI-ANNUAL REPORT

September 30, 2015

(Unaudited)

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

Basic Materials
3.31%
Consumer Cyclical
3.03%
Consumer Defensive
0.64%
Energy
3.70%
Exchange Traded Funds
22.96%
Financial Services
9.61%
Healthcare
7.05%
Industrials
9.53%
Limited Partnerships
13.65%
Money Market Fund
6.05%
Real Estate Investment Trusts
1.10%
Technology
19.37%

Sectors are categorized using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes securities sold short and options written.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

COMMON STOCK - 73.16%

Biological Products (No Diagnostic substances) - 4.36%
3,725	Gilead Sciences, Inc. *** (a) (b)	$ 364,826

Commercial Banks, Nec - 0.94%
2,000	The Toronto-Dominion Bank	78,840

Construction Machinery & Equipment - 0.39%
2,200	The Manitowoc Co., Inc. *	33,000

Crude Petroleum & Natural Gas - 0.27%
10,000	Atlas Energy Group, LLC. *	22,300

Deep Sea Foreign Transportation of Freight - 0.48%
15,000	Frontline Ltd. (Bermuda) *	40,350

Diversified Investments - 3.11%
1,500	Goldman Sachs Group, Inc. *** (b)	260,640

Major Integrated Oil & Gas - 4.71%
5,000	Chevron Corp. ADR *** (b)	394,400

Metal Mining - 4.46%
38,500	Freeport-McMoRan, Inc. (b)	373,065

Personal Computers - 5.58%
4,250	Apple, Inc. *** (a) (b)	467,288

Pharmaceutical Preparations - 5.14%
2,000	Alexion Pharmaceuticals, Inc. (*) (***) (b)	312,400
10,000	Rexahn Pharmaceuticals, Inc. *	5,200
45,500	Rosetta Genomics, Ltd. (Israel) *	112,385
		429,985
Property & Casualty Insurance - 5.56%
4,500	ACE Ltd. (Switzterland) *** (a)	465,300

Retail-Grocery Stores - 0.86%
2,000	The Kroger Co. (a)	72,140

* Represents non-income producing security during the period.

*** All or a portion of the security is being held as collateral for securities sold short and written options at September 30, 2015.

(a) Subject to call option written.

(b) Subject to purchased put option.

The accompanying notes are an integral part of these financial statements.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

Retail-Radio, TV & Consumer Electronics Stores - 0.01%
10,000	RadioShack Corp.	$ 540

Semiconductor-Broad Line - 5.74%
3,850	Avago Technologies Ltd. (Singapore) *** (a) (b)	480,903

Services-Advertising - 0.08%
1,250	Angie's List, Inc. *	6,300

Services-Business Services - 0.74%
2,000	PayPal Holdings, Inc. *	62,070

Services-Computer Programming Services - 4.86%
6,500	Cognizant Technology Solutions Corp. Class A (*) (***) (a)	406,770

Services-Computer Programming, Data Processing, Etc. - 9.63%
885	Alphabet, Inc. Class A (*) (***) (b)	563,922
9,000	Twitter, Inc. * (b)	242,460
		806,382
Shipping - 11.96%
61,250	DryShips, Inc. *	10,339
61,000	Ship Finance International Ltd. (Bermuda) *** (b)	991,250
		1,001,589
Specialty Eateries - 4.07%
6,000	Starbucks Corp. *** (a) (b)	341,040

Specialty Finance - 0.21%
25,000	Vogogo, Inc. (Canada) *	17,465

TOTAL COMMON STOCK (Cost $6,082,223) - 73.16%		$ 6,125,193

EXCHANGE TRADED FUNDS - 30.92%
12,000	iShares Currency Hedged MSCI EAFE ***	$ 294,960
15,000	iShares MSCI Germany ETF *** (b)	371,100
20,000	iShares MSCI Hong Kong ETF *** (a)	382,400
36,000	iShares MSCI Japan ETF ***	411,120
7,250	iShares MSCI South Africa ETF *** (a)	389,180
1,000	iShares Nasdaq Biotechnology *** (a) (b)	303,330
38,500	PowerShares DB Oil ETF (*) (***) (a)	436,975

TOTAL EXCHANGE TRADED FUNDS (Cost $2,910,727) - 30.92%		$ 2,589,065

* Represents non-income producing security during the period.

*** All or a portion of the security is being held as collateral for securities sold short and written options at September 30, 2015.

(a) Subject to call option written.

(b) Subject to purchased put option.

The accompanying notes are an integral part of these financial statements.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

LIMITED PARTNERSHIPS - 18.39%
15,250	The Blackstone Group L.P. *** (a) (b)	$ 482,968
91,000	United States Natural Gas Fund, L.P. (*) (***) (a) (b)	1,056,510

TOTAL LIMITED PARTNERSHIPS (Cost $1,690,990) - 18.39%		$ 1,539,478

REAL ESTATE INVESTMENT TRUSTS - 1.48%
8,000	PennyMac Mortgage Investment Trust	$ 123,760

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $134,710) - 1.48%		$ 123,760

CALL OPTIONS - 1.59% *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Ace Ltd.
500	November 2015 Call @ $110.00	$ 413

	Alibaba Group Holding Ltd.
1,500	December 2015 Call @ $65.00	3,562

	Alibaba Group Holding Ltd.
1,000	January 2016 Call @ $65.00	2,880

	Amazon.com Inc.
1,200	October 2015 Call @ $572.50	570

	Apple, Inc.
500	October 2015 Call @ $110.00	1,465

	Apple, Inc.
1,000	October 2015 Call @ $115.00	860

	Avago Technologies Ltd.
700	October 2015 Call @ $120.00	5,460

	Blackstone Group L.P.
3,000	December 2015 Call @ $35.00	2,505

* Represents non-income producing security during the period.

*** All or a portion of the security is being held as collateral for securities sold short and written options at September 30, 2015.

(a) Subject to call option written.

(b) Subject to purchased put option.

The accompanying notes are an integral part of these financial statements.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Chevron Corp.
2,000	October 2015 Call @ $80.00	$ 2,620

	Cognizant Technology Solutions Corp. Class A
1,000	October 2015 Call @ $67.50	100

	Freeport-McMoran, Inc.
17,500	October 2015 Call @ $15.00	700

	Freeport-McMoran, Inc.
10,000	November 2015 Call @ $9.00	14,550

	Freeport-McMoran, Inc.
12,500	December 2015 Call @ $9.00	21,125

	Frontline Ltd.
12,500	November 2015 Call @ $3.50	1,875

	Herbalife Ltd.
3,200	October 2015 Call @ $60.00	2,784

	HollyFrontier Corp
2,000	December 2015 Call @ $49.00	8,400

	Gilead Sciences Inc
1,000	October 2015 Call @ $115.00	70

	iShares Currency Hedged MSCI EAFE ETF
2,000	October 2015 Call @ $26.00	600

	iShares Currency Hedged MSCI EAFE ETF
2,000	October 2015 Call @ $27.00	500

	iShares MSCI Germany ETF
1,000	October 2015 Call @ $27.00	50

	iShares MSCI Japan ETF
2,000	December 2015 Call @ $12.00	510

The accompanying notes are an integral part of these financial statements.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	iShares MSCI South Africa ETF
1,000	October 2015 Call @ $60.00	$ 400

	iShares Nasdaq Biotechnology ETF
1,200	December 2015 Call @ $365.00	2,580

	Joy Global, Inc.
1,000	January 2016 Call @ $17.00	970

	Joy Global, Inc.
4,000	January 2016 Call @ $18.00	2,980

	Keurig Green Mountain, Inc.
2,000	December 2015 Call @ $47.50	15,150

	Netflix, Inc.
1,800	October 2015 Call @ $109.00	11,025

	PowerShares DB Energy ETF
20,000	October 2015 Call @ $13.00	14,000

	SPDR S&P 500 ETF
500	October 2015 Call @ $206.00	27

	Starbucks Corp.
1,000	October 2015 Call @ $55.00	2,485

	The Goldman Sachs Group, Inc.
1,500	October 2015 Call @ $200.00	68

	The Kroger Co.
1,000	October 2015 Call @ $36.25	725

	The Toronto-Dominion Bank
2,000	October 2015 Call @ $40.00	600

	Tesla Motors, Inc.
500	October 2015 Call @ $280.00	405

The accompanying notes are an integral part of these financial statements.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Valero Energy Corp.
2,000	December 2015 Call @ $65.00	$ 4,310

	Vanguard FTSE Europe ETF
10,000	December 2015 Call @ $53.00	5,500

	Total Call Options (Premiums Paid $202,264) - 1.59%	$ 132,824

PUT OPTIONS - 1.00% *

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	Alphabet, Inc., Class A
300	October 2015 Put @ $617.50	$ 3,855

	Apple, Inc.
1,000	October 2015 Put @ $101.00	750

	Alexion Pharmaceuticals, Inc.
500	October 2015 Put @ $140.00	938

	Amazon.com, Inc.
1,200	October 2015 Put @ $507.50	15,900

	Avago Technologies Ltd.
1,500	October 2015 Put @ $110.00	1,388

	Blackstone Group L.P.
6,000	October 2015 Put @ $28.50	2,100

	Chevron Corp.
1,500	October 2015 Put @ $71.00	427

	Freeport-McMoran, Inc.
10,000	October 2015 Put @ $8.00	1,550

	Gilead Sciences Inc.
1,500	October 2015 Put @ $82.00	495

* Represents non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	Herbalife Ltd.
3,200	October 2015 Put @ $51.50	$ 6,720

	iShares Nasdaq Biotechnology ETF
1,000	October 2015 Put @ $295.00	8,350

	iShares Nasdaq Biotechnology ETF
1,000	October 2015 Put @ $300.00	10,300

	Netflix, Inc.
1,800	October 2015 Put @ $90.00	6,120

	Starbucks Corp.
2,500	October 2015 Put @ $50.00	350

	Tesla Motors, Inc.
500	October 2015 Put @ $250.00	4,850

	Tesla Motors, Inc.
1,000	October 2015 Put @ $260.00	15,850

	The Goldman Sachs Group, Inc.
1,000	October 2015 Put @ $165.00	1,820

	Twitter, Inc.
10,000	October 2015 Put @ 23.00	1,750

	Total Put Options (Premiums Paid $61,022) - 1.00%	$ 83,513

Shares		Value

MONEY MARKET FUND - 8.15%
682,228	Invesco Stit Liquid Assets 0.01% **	$ 682,228
TOTAL MONEY MARKET FUND (Cost $682,228) - 8.15%		$ 682,228

TOTAL INVESTMENTS (Cost $11,764,164) - 134.69%		$11,276,061

LIABILITIES IN EXCESS OF OTHER ASSETS - (34.69)%		(2,904,028)

NET ASSETS - 100.00%		$ 8,372,033

** Variable rate security; the money market rate shown represents the yield at September 30, 2015.

The accompanying notes are an integral part of these financial statements.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

SCHEDULE OF SECURITIES SOLD SHORT

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

COMMON STOCK

Motor Vehicles & Passenger Car Bodies
2,350	Tesla Motors, Inc. *	$ 583,740

TOTAL COMMON STOCK (Proceeds $612,911)		$ 583,740

EXCHANGE TRADED FUNDS
4,500	SPDR S&P 500 ETF	$ 862,155
22,000	Vanguard MSCI Europe ETF	1,081,960

TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,137,347)		$1,944,115

TOTAL SECURITIES SOLD SHORT (Total Proceeds $2,750,258)		$2,527,855

* Represents non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

SCHEDULE OF OPTIONS WRITTEN

SEPTEMBER 30, 2015 (UNAUDITED)

	CALL OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Apple Inc.
2,500	October 2015 Call @ $125.00	$ 87

	ACE Ltd.
1,000	November 2015 Call @ $105.00	2,525

	Amazon.com Inc.
1,000	October 2015 Call @ $540.00	4,425

	Avago Technologies Ltd.
1,500	October 2015 Call @ $140.00	638

	Cognizant Technology Solutions Corp. Class A
1,500	October 2015 Call @ $65.00	750

	Gilead Sciences, Inc.
2,000	October 2015 Call @ $110.00	350

	Herbalife Ltd.
3,000	October 2015 Call @ $56.00	6,240

	iShares MSCI Hong Kong ETF
1,000	December 2015 Call @ $21.00	225

	iShares MSCI South Africa
2,500	October 2015 Call @ $62.00	625

	iShares MSCI South Africa
1,100	October 2015 Call @ $71.00	660

	iShares Nasdaq Biotechnology
500	October 2015 Call @ $375.00	100

	Keurig Green Mountain, Inc.
1,500	December 2015 Call @ $60.00	3,390

* Represents non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

SCHEDULE OF OPTIONS WRITTEN (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Netflix, Inc.
1,500	October 2015 Call @ $99.00	$ 16,350

	PowerShares DB Oil ETF
10,000	October 2015 Call @ $13.00	2,000

	Starbucks Corp.
2,500	October 2015 Call @ $57.50	2,238

	The Blackstone Group L.P.
2,500	October 2015 Call @ $38.00	150

	The Kroger Co.
2,000	October 2015 Call @ $37.50	550

	United States Natural Gas Fund, L.P.
10,000	October 2015 Call @ $13.00	550

	Total Call Options Written (Premiums Received $75,920)	$ 41,853

	PUT OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	Alexion Pharmaceuticals, Inc.
500	October 2015 Put @ $150.00	$ 2,000

	Alphabet, Inc. Class A
300	October 2015 Put @ $647.50	7,740

	Amazon.com, Inc.
1,000	October 2015 Put @ $540.00	32,350

	Apple Inc.
1,000	October 2015 Put @ $108.00	2,045

* Represents non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

SCHEDULE OF OPTIONS WRITTEN (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	Avago Technologies Ltd.
1,500	October 2015 Put @ $115.00	$ 2,437

	Chevron Corp.
1,500	October 2015 Put @ $75.00	1,087

	Freeport-McMoRan, Inc.
7,500	October 2015 Put @ $10.00	6,338

	Freeport-McMoRan, Inc.
7,500	October 2015 Put @ $13.00	26,250

	Gilead Sciences, Inc.
1,500	October 2015 Put @ $87.50	990

	Herbalife Ltd.
3,000	October 2015 Put @ $56.00	11,550

	iShares MSCI Germany
10,000	October 2015 Put @ $24.00	3,000

	iShares Nasdaq Biotechnology
1,000	October 2015 Put @ $305.00	12,450

	iShares Nasdaq Biotechnology
1,000	October 2015 Put @ $310.00	15,150

	Netflix, Inc.
1,500	October 2015 Put @ $99.00	9,937

	Ship Finance International Ltd.
5,000	October 2015 Put @ $15.00	750

	Starbucks Corp.
2,500	October 2015 Put @ $52.50	688

	The Blackstone Group L.P.
6,000	October 2015 Put @ $30.50	4,770

The accompanying notes are an integral part of these financial statements.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

SCHEDULE OF OPTIONS WRITTEN (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	The Goldman Sachs Group, Inc.
1,000	October 2015 Put @ $172.50	$ 4,000

	Twitter, Inc.
10,000	October 2015 Put @ $25.00	4,650

	United States Natural Gas Fund, L.P.
15,000	October 2015 Put @ $12.00	9,000

	Total Put Options Written (Premiums Received $111,493)	$ 157,182

		$ 199,035

The accompanying notes are an integral part of these financial statements.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

STATEMENT OF ASSETS & LIABILITIES

SEPTEMBER 30, 2015 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $11,764,164)	$ 11,276,061
Cash held at Broker for Securities Sold Short	2,445
Receivables:
Dividends	29,275
Portfolio Securities Sold	636,065
Prepaid Expenses	4,078
Total Assets	11,947,924
Liabilities:
Options Written, at Value (Premium Received $187,413)	199,035
Securities Sold Short, at Value (Proceeds $2,750,258)	2,527,855
Payables:
Due to Adviser	4,329
Due to Broker for Securities Sold Short and Options Written	360,560
Portfolio Securities Purchased	420,991
Dividend and Interest Expense on Short Positions	15,704
Trustee Fees	6,006
Accrued Expenses	41,411
Total Liabilities	3,575,891
Net Assets	$ 8,372,033

Net Assets Consist of:
Paid In Capital	$ 10,695,094
Accumulated Net Investment Loss	(70,302)
Accumulated Realized Loss on Investments	(1,975,437)
Unrealized Appreciation in Value of Investments	(277,322)
Net Assets	$ 8,372,033

Shares Outstanding (Unlimited number of shares authorized, no par value)	770,471

Net Asset Value, Offering and Redemption Price Per Share	$ 10.87

Short-Term Redemption Price Per Share ($10.87 x 0.98) *	$ 10.65

* The Fund will impose a 2.00% redemption fee on shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015

Investment Income:
Dividends	$ 121,148
Interest	125
Total Investment Income	121,273

Expenses:
Advisory Fees (Note 4)	71,721
Transfer Agent & Accounting Fees	14,176
Administrative Fees	3,001
Shareholder Service Fees (Note 6)	12,034
Compliance Fees	2,999
Registration Fees	2,289
Audit Fees	7,521
Legal Fees	10,028
Insurance Fees	7,202
Miscellaneous Fees	1,400
Custodial Fees	5,294
Trustee Fees (Note 5)	2,406
Printing and Mailing	1,301
Interest Expense	38,654
Dividends on Securities Sold Short	34,089
Total Expenses	214,115
Fees Waived by the Advisor (Note 4)	(47,028)
Net Expenses	167,087

Net Investment Loss	(45,814)

Realized Gain/(Loss) on:
Investments in Securities	41,330
Investments in Options	(835,773)
Options Written	175,540
Securities Sold Short	(90,408)
Net Realized Loss on Investments, Options, and Securities Sold Short	(709,311)

Change in Unrealized Appreciation/(Depreciation) on:
Investments in Securities	(1,133,570)
Investments in Options	296,556
Options Written	(135,835)
Securities Sold Short	193,795
Net Change in Unrealized Depreciation	(779,054)

Net Realized and Unrealized Loss on Investments	(1,488,365)

Net Decrease in Net Assets Resulting from Operations	$(1,534,179)

The accompanying notes are an integral part of these financial statements.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended 9/30/2015	Year Ended 3/31/2015

Increase/(Decrease) in Net Assets From Operations:
Net Investment Loss	$ (45,814)	$ (80,461)
Net Realized Gain/(Loss) on Investments in Securities	41,330	(517,353)
Net Realized Loss on Investments in Options	(835,773)	(637,231)
Net Realized Gain on Options Written	175,540	624,218
Capital Gain Distributions from Underlying Investment Companies	-	762
Net Realized Loss on Securities Sold Short	(90,408)	(425,432)
Change in Unrealized Depreciation on Investments in Securities	(1,133,570)	(258,752)
Change in Unrealized Appreciation/(Depreciation) on Investments in Options	296,556	(339,074)
Change in Unrealized Appreciation/(Depreciation) on Options Written	(135,835)	100,107
Change in Unrealized Appreciation on Securities Sold Short	193,795	461,915
Net Decrease in Net Assets Resulting from Operations	(1,534,179)	(1,071,301)

Distributions to Shareholders from:
Realized Gains	-	(3,242)
Paid in Capital	-	(108,756)
Total Distributions Paid to Shareholders	-	(111,998)

Capital Share Transactions (Note 7)	149,722	(597,023)

Total Increase (Decrease) in Net Assets	(1,384,457)	(1,780,322)

Net Assets:
Beginning of Year	9,756,490	11,536,812

End of Year (including accumulated net investment	$ 8,372,033	$9,756,490
loss of $(70,302) and $(24,488), respectively).

The accompanying notes are an integral part of these financial statements.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

	(Unaudited) Six Months Ended 9/30/2015	Years Ended			Period Ended 3/31/2012(a)
		3/31/ 2015	3/31/ 2014	3/31/ 2013

Net Asset Value, at Beginning of Period	$ 12.83	$ 14.27	$ 15.01	$ 15.58	$ 15.00

From Investment Operations:
Net Investment Loss *	(0.06)	(0.10)	(0.09)	(0.12)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	(1.90)	(1.21)	1.19	0.34	0.67
Total from Investment Operations	(1.96)	(1.31)	1.10	0.22	0.58

Distributions from:
Realized Gains	-	0.00 (c)	(1.27)	(0.79)	-
Paid in Capital	-	(0.13)	(0.57)	-	-
Total from Distributions	-	(0.13)	(1.84)	(0.79)	-

Net Asset Value, at End of Period	$ 10.87	$ 12.83	$ 14.27	$ 15.01	$ 15.58

Total Return **	(15.28)% (b)	(9.18)%	7.34%	1.59%	3.87%(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 8,372	$ 9,756	$ 11,537	$ 8,808	$ 7,557
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets	4.45%***	4.11%	4.52%	5.46%	6.80%***
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	2.94%***	2.86%	3.04%	3.93%	5.71%***
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets	3.47%***	3.21%	3.21%	3.49%	3.05%***
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	1.96%***	1.96%	1.73%	1.96%	1.96%***
Ratio of Net Investment Loss to Average Net Assets	(0.95)% ***	(0.70)%	(0.59)%	(0.78)%	(0.78)% ***
Portfolio Turnover	76.33% (b)	193.72%	334.78%	91.43%	120.12%(b)

(a) For the period June 8, 2011 (commenced operations) through March 31, 2012

(b) Not Annualized for periods less than one year.

(c) Amount is less than $0.005.

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

*** Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

NOTE 1. ORGANIZATION

Philadelphia Investment Partners New Generation Fund (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest (the “Shares”) with no par value. Shares of the Trust may be offered in one or more classes or series. The Trust currently offers Shares of one diversified portfolio, also named Philadelphia Investment Partners New Generation Fund (the “Fund”).

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic and foreign companies.

The Board of Trustees (the “Board”) is authorized to engage an investment advisor and it has selected Philadelphia Investment Partners, LLC (the “Investment Advisor”) to manage the Fund’s portfolio and operations, pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). The Investment Advisor is a New Jersey limited liability company that is registered as an investment advisor under the Investment Advisors Act of 1940, as amended. Under the Investment Advisory Agreement, the Investment Advisor provides investment advisory services to the Fund, including the day-to-day management of the Fund’s investments subject to the ultimate supervision of the Board.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. Exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects any risk of loss to be remote.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America.

Cash- The Fund maintains its cash in an account at its custodian bank which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and believes it is not exposed to any significant credit risk on its cash deposits. A portion of cash is segregated as collateral for securities sold short and is included in "Cash with Broker for Securities Sold Short" on the Statement of Assets and Liabilities.

Use of Estimates- The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences may be significant.

Security Valuation- The Fund’s securities, including short positions, are valued at current market prices.  Investments in securities traded on a principal exchange (U. S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask price on the valuation date.  Securities for which market values are not readily available, or for which the Investment Advisor believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), are valued by the Investment Advisor at their fair values pursuant to guidelines established by the Board, and under the ultimate oversight of the Board.  Short-term fixed income securities with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost.

Options and futures contracts traded on a securities exchange or board of trade generally are valued at the last reported sales price or, in the absence of a sale, at the closing mid-market price on the principal exchange where they are traded.  Options on indices are valued at the closing mid-market price.  If such prices are not available, options and futures contracts are valued by the Investment Advisor, pursuant to guidelines established by the Board and under the ultimate oversight of the Board, at their fair values based on quotations from dealers, and if such quotations are not available, based on factors in the markets where such securities and derivatives trade, such as security and bond prices, and interest rates.

In accordance with the Trust’s good faith pricing guidelines, the Investment Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Investment Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Share Valuation- The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

Security Transactions- Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities.

Redemption Fee – To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Fund will impose a redemption fee of 2.00% of the total redemption amount (calculated at fair value) if shares are redeemed within 60 days of initial purchase. Redemption fees are retained by the Fund. There were no redemption fees collected by the Fund during the six months ended September 30, 2015.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Option Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Income Taxes- The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the six months ended September 30, 2015, related to uncertain tax positions expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the six months ended September 30, 2015, the Fund did not incur any interest or penalties.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

NOTE 3. SECURITY VALUATIONS

The Fund's securities are recorded at their fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs used to value the Fund’s assets measured at fair value as of September 30, 2015 is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs, including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2015:

	Financial Instruments—Assets
Investments in Securities and Options	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,125,193	$ -	$ -	$ 6,125,193
Exchange Traded Funds	2,589,065	-	-	2,589,065
Limited Partnerships	1,539,478	-	-	1,539,478
Real Estate Investment Trust	123,760	-	-	123,760
Put Options Purchased	-	85,513	-	85,513
Call Options Purchased	-	132,824	-	132,824
Short-Term Investment	682,228	-	-	682,228
Total	$11,059,724	$218,337	$ -	$ 11,276,061

	Financial Instruments—Liabilities
Investments in Securities Sold Short and Written Options	Level 1	Level 2	Level 3	Total
Common Stock	$ (583,740)	$ -	$ -	$ (583,740)
Exchange Traded Funds	(1,944,115)	-	-	(1,944,115)
Call Options Written	-	(41,853)	-	(41,853)
Put Options Written	-	(157,182)	-	(157,182)
Total	$ (2,527,855)	$(198,765)	$ -	$ (2,726,890)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the six months ended September 30, 2015. There were no transfers into or out of Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has an Investment Advisory Agreement with the Investment Advisor to furnish investment advisory and management services to the Fund. For its services, the Fund will pay the Investment Advisor an investment advisory fee, computed daily and payable monthly (in arrears) at an annual rate of 1.49% of the average daily net assets held in the Fund.

In the interest of limiting Fund expenses, the Investment Advisor has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Investment Advisor has agreed to reduce its fees and/or

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

reimburse expenses in order to limit the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, acquired fund fees and expenses, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.96% of the Fund’s average net assets. To the extent that the Fund incurs any excluded expenses (e.g., dividend expenses on securities sold short and interest expenses on borrowings), the net expenses will exceed 1.96%. This expense limitation agreement will have a term ending October 1, 2015. To the extent that the Investment Advisor reduces its fees and/or reimburses expenses to satisfy the expense limitation, it may seek repayment of a portion or all of such amounts at any time within three years after such amounts were reduced or reimbursed, subject to the 1.96% expense cap. Any such recoupment by the Investment Advisor is subject to approval by the Board. This expense limitation agreement may be terminated prior to October 1, 2016 only with the consent of the Board. For the six months ended September 30, 2015, the Fund incurred advisory fees of $71,721, and the Advisor reduced its fees and reimbursed expenses in the amount of $47,028.  As of September 30, 2015, the Fund owed the Investment Advisor $4,329.

As of March 31, 2015, the following is subject to repayment by the Fund to the Investment Advisor pursuant to the expense limitation agreement:

Fiscal Year Ended	Recoverable Through	Fund
March 31, 2013	March 31, 2016	$148,967
March 31, 2014	March 31, 2017	$110,625
March 31, 2015	March 31, 2018	$103,493

Rafferty Capital Markets, LLC (“Rafferty”) will serve as the Fund’s primary underwriter and distributor of its Shares pursuant to an Underwriting Agreement with the Trust.  Rafferty serves for the limited purpose of acting as statutory underwriter to facilitate the distribution of Shares of the Fund.  During the period April 1, 2014 through October 14, 2014, the Fund charged a maximum front-end sales charge of 4.75%.  On October 14, 2014, the maximum front-end sales charge was terminated.

NOTE 5. TRUSTEES’ FEES

The Trust does not pay its Independent Trustees, as that term is defined in the 1940 Act (the “Independent Trustees”), an annual retainer but does pay them a fee of $300 per meeting attended and reimburses them for their travel and incidental expenses incurred by them in connection with their attendance at Board meetings.  The Trustees and Officers of the Trust who are officers and employees of the Investment Advisor do not receive compensation from the Trust for their services and are paid for their services by the Investment Advisor.  The Trust’s Chief Compliance Officer is not an officer or employee of the Investment Advisor and is compensated directly by the Fund for his services.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

NOTE 6. SHAREHOLDER SERVICE FEES

The Trust has adopted a Shareholder Services Plan that provides that the Fund may pay financial intermediaries and the Investment Advisor for shareholder services in an annual amount not to exceed 0.25% based on average daily net assets. The Shareholder Services Plan is not adopted pursuant to the Rule 12b-1 under the 1940 Act, and the fee under the Shareholder Services Plan is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority.  For the six months ended September 30, 2015, the Fund incurred shareholder servicing fees of $12,034.

NOTE 7. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at September 30, 2015, was $10,695,094 representing 770,471 shares outstanding.

Transactions in capital stock were as follows:

	Six Months Ended September 30, 2015		Year Ended March 31, 2015
	Shares	Capital	Shares	Capital
Shares sold	42,652	$ 531,022	159,129	$ 2,195,255
Shares reinvested	-	-	8,556	111,998
Shares redeemed	(32,578)	(381,300)	(216,004)	(2,904,495)
Redemption Fees	-	-	-	219
Net Increase (Decrease)	10,074	$ 149,722	(48,319)	$ (597,023)

NOTE 8. OPTIONS

Transactions in written options during the six months ended September 30, 2015, were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2015	5,365	$ 708,773
Options written	7,067	2,015,487
Options exercised	(99)	(31,269)
Options expired	(5,343)	(512,128)
Options terminated in closing purchase transaction	(5,731)	(1,993,450)
Options outstanding at September 30, 2015	1,259	$ 187,413

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Transactions in purchased options during the six months ended September 30, 2015, were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at March 31, 2015	10,020	$ 955,791
Options purchased	8,707	1,231,177
Options exercised	(35)	(11,275)
Options expired	(8,668)	(700,123)
Options terminated in closing sale transaction	(8,293)	(1,212,284)
Options outstanding at September 30, 2015	1,731	$ 263,286

The above option tables serve as indicators of the volume of options activity for the Fund.

The location on the Statement of Assets and Liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Financial Investment Type		Location
	Asset Derivatives
Options Purchased	$216,337	Investments in Securities, at Value

	Liability Derivatives
Options Written	$199,035	Options Written, at Value

All derivatives held during the year contained equity risk exposure. Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended September 30, 2015 by the Fund are recorded in the following locations in the Statement of Operations:

Financial Investment Type	Location	Realized Gain/(Loss)	Location	Change in Unrealized Appreciation/ (Depreciation)
Options Purchased	Realized Loss on Investments in Options	($835,773)	Change in Unrealized Appreciation on Investments in Options	$296,556
Options Written	Realized Gain on Options Written	$175,540	Change in Unrealized Depreciation on Options Written	($135,835)

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security.  A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Advisor makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of September 30, 2015.

	Gross Amounts of Recognized Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
Options Written	$199,035 (1)	$199,035	$ - (2)	$ -

(1)

Options written at value as presented in the Schedule of Options Written.

(2)

The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

NOTE 9. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2015, purchases and sales of investment securities other than U.S. Government obligations, short-term investments, options, and securities sold short aggregated $9,138,842 and $8,472,104, respectively. Purchases and sales of securities sold short aggregated $2,015,779 and $1,627,680, respectively. Purchases and sales of investments in options aggregated $1,231,177 and $1,087,909, respectively.  Purchases and sales of options written aggregated $2,361,574 and $2,015,487, respectively.

NOTE 10. TAX MATTERS

For the six months ended September 30, 2015, the Fund did not pay any distributions.

For the year ended March 31, 2015, the Fund paid a long-term capital gain distribution of $3,242 and a return of capital distribution of $108,756.

At March 31, 2015, the components of distributable earnings on a tax basis were as follows:

Other Book/Tax Differences	$(728,514)
Unrealized depreciation on value of investments	(60,368)
Total accumulated earnings	$(788,882)

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

At March 31, 2015, the cost of investments for federal income tax purposes was $8,619,719 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$783,383
Unrealized depreciation	(843,751)
Net unrealized depreciation *	$(60,368)

* The difference between book-basis unrealized appreciation is attributable primarily to tax deferral of losses on wash sales and straddles and income pass-through from publically traded partnerships.

For the year ended March 31, 2015, the Fund recorded the following reclassifications to the accounts listed below.  The reclassifications were primarily the result of the treatment of net operating losses.

Decrease Paid-in Capital	Increase Accumulated Undistributed Net Investment Income	Increase Accumulated Undistributed Realized Gains
$(66,002)	$64,503	$1,499

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal and state tax returns for the prior three fiscal years (2012-2014) remain subject to examination by the Internal Revenue Service.

NOTE 11. CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2015, Charles Schwab & Co., in omnibus accounts, in aggregate, owned approximately 98.35% of the Fund and may be deemed to control the Fund.

NOTE 12. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring recognition or disclosure.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2015 (UNAUDITED)

Expense Example

  As a shareholder of the Philadelphia Investment Partners New Generation Fund (the "Fund"), you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2015 through September 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2015	September 30, 2015	April 1, 2015 to September 30, 2015

Actual	$1,000.00	$ 847.23	$17.64
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,005.97	$19.16

* Expenses are equal to the Fund's annualized expense ratio of 3.81%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2015 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on August 29, 2011. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-899-8344, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-888-899-8344 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-888-899-8344 to request a copy of the SAI or to make shareholder inquiries.

Advisory Agreement Renewal - At a meeting held on September 21, 2015, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreement between the Fund and Philadelphia Investment Partners, LLC (the “Adviser”).  The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of the continuation.

Independent counsel first discussed the fiduciary duties of the Board relating to the renewal of an investment advisory agreement.  Independent counsel then referred the Trustees to the Adviser’s responses to a questionnaire requesting information for purposes of evaluating the renewal of the Investment Advisory Agreement (the “Adviser Questionnaire Responses” or the “Responses”), and reviewed the Responses with the Trustees.  The Adviser Questionnaire Responses provided to the Board contained detailed information concerning the Adviser and the Investment Advisory Agreement renewal, including:  (i) information on the Adviser’s business and services; (ii) information concerning the employees of the Adviser who service the Fund; (iii) information on the Adviser’s investment process; (iv) performance information comparing the Fund to other similar mutual funds; (v) information on the Adviser’s trading and brokerage practices; (vi) information concerning investment advisory fees; (vii) information concerning the Fund’s Expense Limitation and Reimbursement Agreement; (viii) information concerning other fees eligible to be earned by the Adviser with respect to its relationship with the Fund, such as shareholder servicing fees; (ix) information concerning investment

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

ADDITIONAL INFORMATION (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

 advisory fees and total operating expenses as a percentage of net assets paid by the Fund and other similar mutual funds; and (x) other information concerning the Adviser, such as information concerning its compliance procedures and code of ethics.

A discussion ensued concerning the renewal of the Investment Advisory Agreement, which focused on the Trustees’ consideration of the following: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services provided and the profits realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Fund’s shareholders.  A representative of the Adviser reviewed the services provided by the Adviser to the Fund and reported that there were no material changes in the structure or relationships of the Adviser.  He next reviewed with the Trustees the average total returns of the Fund through August 31, 2015 for one year and since inception (June 8, 2011) in comparison with the returns for the S&P 500 Index, the Morningstar Long/Short fund category, the Morningstar Global Long/Short fund category, and three mutual funds that use similar strategies as the Fund.  He also reviewed the expense ratios and management fees of the Fund in comparison with a peer group of funds in the Morningstar Long/Short fund category. Independent counsel summarized for the Trustees their discussion from the May 19, 2015 board meeting where the Trustees also had considered the renewal of the Investment Advisory Agreement.

The Trustees considered the responsibilities of the Adviser under the Investment Advisory Agreement, noting that the Adviser is responsible for providing the Fund with investment research and advice, and determining the securities to be purchased and sold in accordance with the investment objective and policies of the Fund.  They discussed the consistency of the Adviser’s services to the Fund, noting that no material changes were expected in the level of service.  The Trustees also considered the quality of administrative and other services provided to the Trust, and the Adviser’s role in coordinating such services.  Based on this review, the Trustees concluded that the range and quality of services to be provided by the Adviser to the Fund were appropriate and continued to support their original selection of the Adviser.

The Trustees then considered the investment performance of the Fund as compared to the S&P 500 index, the Morningstar Long/Short fund category, the Morningstar Global Long/Short fund category, and three mutual funds (Mainstay Marketfield, Wasatch Long/Short, and Blackrock Global L/S Equity).  The representative of the Adviser pointed out that the Wasatch Long/Short fund had replaced the Pimco fund in the performance comparison table because the Pimco information was not available to the degree necessary from the reporting services.  He then explained that commodities had taken a significant hit in the market in the last year, which was largely responsible for the decline in the Fund’s performance over the 1 year period as compared to the comparison indices and the Blackrock Global L/S Equity fund, which had less exposure to commodities than the Fund. He also noted that the Fund had a greater exposure to international securities than the comparison indices and the Blackrock Global L/S Equity fund. He indicated that he believes the Mainstay Marketfield fund and the Wasatch Long/Short fund were better comparisons for the Fund because the strategies used and the composition of their portfolios were more closely in line with that of the Fund, including the use of commodities and international securities. The representative of the Adviser then noted that the Fund’s performance was in line with the performance of the Mainstay Marketfield fund and the Wasatch Long/Short fund.   The Trustees agreed that the Mainstay Marketfield fund and the Wasatch Long/Short fund were the more appropriate comparison given the portfolio composition and strategy of the Fund. The Trustees acknowledged the Fund’s underperformance relative to the benchmarks but indicated that they were focused more on longer term performance through market cycles and noted that the Fund’s performance since inception was relatively close to that of both long short benchmarks and the Mainstay Marketfield fund and the Wasatch Long/Short fund.

The Trustees next considered the Fund’s management fee and net expense ratio (after fee waivers) in comparison with a peer group of funds selected from the Morningstar category with similar allocation type.  The Trustees observed that the Fund’s management fee and net expense ratio were each in line with the peer group average.  Independent counsel commented that all of the funds in the peer group had substantially more assets than the Fund, which would give them the benefit of economies of scale.

The Trustees then reviewed the Adviser’s analysis of its profitability from the Investment Advisory Agreement.  The Trustees noted that the portfolio manager’s salary is not included in the Adviser’s expenses and acknowledged that, to hire a portfolio manager to run the Fund instead of the current portfolio manager, would cost substantially more than the net profit indicated in the profitability table. The Trustees indicated that, in effect, this meant that the Adviser was not making any profit from the Investment Advisory Agreement. Independent counsel pointed out that the profit margin in the table had not been calculated correctly, and should be about 11% rather than 28%, which he reminded the Trustees was below the median profit margins reported in the Lipper analysis they had reviewed last year.

The Trustees then considered the ancillary benefits that the Adviser may receive with regard to providing services to the Fund and concluded, in light of the amounts involved, these benefits are only secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the Fund.  The Trustees then considered economies of scale, noting that at the present time the Fund has not realized any significant economies of scale and that the Adviser was waiving a significant portion of its advisory fees.  They observed that, as the Fund continues to grow in assets, this fact will become relevant to their consideration process and it may become necessary at some future point for the Adviser to consider adding breakpoints to the agreement.

The Independent Trustees then discussed the proposed continuance of the Investment Advisory Agreement in executive session with independent counsel, at which no representative of the Adviser was present.  After the representative of the Adviser returned to the meeting, the Trustees indicated that it was their consensus that the information presented and the discussion of the information were adequate for making a determination regarding renewal of the Investment Advisory Agreement.  As to the nature, extent and quality of services provided by the Adviser, the Trustees expressed their common opinion that the Adviser provides excellent services to the Fund and that the extent of the services is consistent with the Board’s expectations.  They noted, in particular, that the Fund’s performance since inception was relatively close to both long/short benchmarks and to both of the funds whose investment strategy and portfolio composition were closest to that of the Fund.  The Trustees then concluded that, based on their review of the fees and overall expenses comparison, as well as all information relating to the profitability of the Adviser, that the management fees were reasonable and that the arrangements were not generating excessive profits to the Adviser.

After further discussion, and based upon all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees unanimously determined that the continuation of the Investment Advisory Agreement for an additional year was in the best interest of the Fund and its shareholders.

INVESTMENT ADVISOR

Philadelphia Investments Partners, LLC

1233 Haddonfield-Berlin Road, Suite 7

Voorhees, NJ  08043

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH  45202

CUSTODIAN

Union Bank

350 California Street

San Francisco, CA  94104

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6.  Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not yet applicable.

Item 9.  Purchase of Equity Securities By Closed End Management Investment Company and Affiliates.  Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

By /s/Peter C. Zeuli

*Peter C. Zeuli

Trustee, Chief Executive Officer, and Chief Financial Officer

Date December 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Peter C. Zeuli

*Peter C. Zeuli

Trustee, Chief Executive Officer, and Chief Financial Officer

Date December 1, 2015

* Print the name and title of each signing officer under his or her signature.